Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of Fair Value Hierarchy [Member] $ in Millions	6 Months Ended
Jun. 30, 2019 CAD ($)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
As at December 31, 2018	$ 38
Change in Fair Value	3
As at June 30, 2019	$ 41